Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 23, 2015
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated Municipal Obligations Fund
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Tax-Free Obligations Fund
Federated Virginia Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.

Money Market Obligations Trust

Federated California Municipal Cash Trust
Federated Municipal Obligations Fund
Federated New York Municipal Cash Trust
Federated Tax-Free Obligations Fund

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated California Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated Florida Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Florida Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated Michigan Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Michigan Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated Minnesota Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Minnesota Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated Municipal Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Municipal Obligations Fund

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated New Jersey Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated New Jersey Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated New York Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated New York Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated Ohio Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Ohio Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated Pennsylvania Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Pennsylvania Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated Prime Cash Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Prime Cash Obligations Fund

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated Tax-Free Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Tax-Free Obligations Fund

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
Federated Virginia Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Virginia Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
AllianceBernstein | Federated California Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
AllianceBernstein | Federated Municipal Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Municipal Obligations Fund

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
AllianceBernstein | Federated New York Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated New York Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.
AllianceBernstein | Federated Tax-Free Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Money Market Obligations Trust

Federated Tax-Free Obligations Fund

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.